Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Without Sales Load [Member] | C000228810
Average Annual Return [Line Items]
Average Annual Return, Percent	5.58%	3.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.99%)
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.68%	3.54%